Debt - Schedule of Future Principal Payments Under Loan (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2020	$ 14,958
2021	1,551
Total future principal payments	16,509
Less unamortized debt discount	(267)
Total balance, balance sheet	16,242
Current portion of long-term debt	14,716	$ 8,465
Term loan—non-current portion	$ 1,526